Income Taxes, Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
U.S. Federal	$ 389	$ 5,244	$ 2,382
U.S. State and local	(291)	2,005	1,140
Non-U.S.	211	154	170
Total current	309	7,403	3,692
Deferred:
U.S. Federal	(2,460)	(2,374)	1,706
U.S. State and local	(794)	(863)	236
Non-U.S.	(60)	(9)	28
Total deferred	(3,314)	(3,246)	1,970
Income tax expense	$ (3,005)	$ 4,157	$ 5,662